Contingent liabilities and financial commitments - Summary of Individual Cases (Details)	12 Months Ended
	Dec. 31, 2025 Case	Dec. 31, 2025 Plaintiff	Dec. 31, 2025 CASE	Dec. 31, 2024 CASE
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases			33	91
Number of plaintiffs		(50)	(50)
Number of plaintiffs, loss contingency				(125)
Change in Number Increase/(decrease)			(58)
Change in Number Increase / (Decrease)			75
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	194			197
Change in Number Increase / (Decrease)			(3)
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases			1	69
Change in Number Increase / (Decrease)			(68)
Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases			31	29
Change in Number Increase / (Decrease)			2